STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)						1 Months Ended			3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Apr. 24, 2024	Jun. 27, 2022	Apr. 19, 2022	Apr. 14, 2022	Mar. 31, 2022	Dec. 31, 2023	Aug. 31, 2023	Jun. 30, 2023	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 30, 2022	Jan. 19, 2021
Class of Stock [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.001				$ 0.001									$ 0.001	$ 0.001
Common Stock, Shares Authorized		250,000,000				1,000,000,000			1,000,000,000				1,000,000,000		1,000,000,000	1,000,000,000
Common Stock, Shares, Outstanding						484,464,194			717,287,220				717,287,220		484,464,194	515,505,770
Preferred Stock, Shares Authorized						10,000,000									10,000,000	10,000,000			10,000,000
Preferred Stock, Par or Stated Value Per Share						$ 0.001									$ 0.001	$ 0.001			$ 0.001
Preferred Stock, Shares Issued						0									0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value													$ 0.02		$ 0.01	$ 0.02
Stock Issued During Period, Value, Issued for Services									$ 17,928		$ 14,715		$ 66,325	$ 101,963	$ 117,455
Stock Issued During Period, Value, Restricted Stock Award, Gross															30,000
Shares Issued, Value, Share-Based Payment Arrangement, before Forfeiture									$ 339,881				$ 927,961
Restricted Stock [Member]
Class of Stock [Line Items]
Number of shares unregistered, value															$ 30,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross												2,400,000	2,000,000		1,500,000
Sale of Stock, Price Per Share									$ 0.06	$ 0.08		$ 0.08	$ 0.06
Stock Issued During Period, Value, Restricted Stock Award, Gross												$ 192,000	$ 120,000
Shares Issued, Value, Share-Based Payment Arrangement, before Forfeiture									$ 24,000	$ 30,000
Restricted Stock [Member] | July One Two Thousand Twenty Four [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage													12.50%
Restricted Stock [Member] | April One Two Thousand Twenty Six [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage													12.50%
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues											666,667		5,407,143	11,916,667	17,291,667	1,500,000
Stock Issued During Period, Shares, Conversion of Convertible Securities		485,781,168			485,781,168											485,781,168
Stock Issued During Period, Shares, Issued for Services			4,635,720	3,348,000					264,431		325,310		793,883	1,259,106	1,674,506
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 0.10	$ 0.10
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage			25.00%
Number of shares issued for unregistered							666,667								1,674,506
Number of shares unregistered, value							$ 20,000								$ 117,455
Stock Issued During Period, Shares, Restricted Stock Award, Gross															1,500,000	7,983,720
Sale of Stock, Number of Shares Issued in Transaction						5,375,000		11,250,000
Sale of Stock, Consideration Received on Transaction						$ 167,500		$ 225,000
Sale of Stock, Price Per Share							$ 0.03	$ 0.02									$ 0.07
Stock Issued During Period, Value, Issued for Services									$ 264		$ 325		$ 794	$ 1,259	$ 1,674
Stock Issued During Period, Value, Restricted Stock Award, Gross															$ 1,500	$ 7,984
Shares Issued, Value, Share-Based Payment Arrangement, before Forfeiture									2,400				$ 4,400
Common Stock [Member] | Legal Counsel [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services													264,431
Stock Issued During Period, Value, Issued for Services									$ 17,929
Common Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Sale of Stock, Price Per Share						$ 0.03									$ 0.03
Common Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Share Price						$ 0.04									$ 0.04
Common Stock [Member] | Vesting Period One [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares				1,802,769
Common Stock [Member] | Vesting Period Four [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares				515,077
Bitech Mining Corporation [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Par or Stated Value Per Share					$ 0.001
Stock Issued During Period, Shares, Conversion of Convertible Securities					94,312,250
Shares issued and outstanding percentage					100.00%
Emergen Energy L L C [Member] | Membership Interest Purchase Agreement [Member]
Class of Stock [Line Items]
Number of shares issued for unregistered	222,222,000
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized																		9,000,000
Shares issued and outstanding percentage		96.00%
Preferred Stock, Shares Issued		9,000,000
Series A Preferred Stock [Member] | Bitech Mining Corporation [Member]
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share					$ 0.001
Stock Issued During Period, Shares, New Issues					9,000,000
Stock Issued During Period, Shares, Conversion of Convertible Securities					9,000,000
Shares issued and outstanding percentage					100.00%